Schedule of Investments

September 30, 2021 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 78.2%

Communication Services - 9.8%
Activision Blizzard Inc	49,773	3,851,932
Alphabet Inc - Class C (2)	4,335	11,554,119
Alphabet Inc - Class A (2)	3,112	8,319,994
AMC Entertainment Holdings Inc (2)	5,728	218,008
AT&T Inc	209,830	5,667,508
Comcast Corp	2,371	132,610
DHI Group Inc (2)	3,945	18,778
Electronic Arts Inc	11,669	1,659,915
Entravision Communications Corp	1,856	13,178
Facebook Inc (2)	35,786	12,145,411
Fluent Inc (2)	2,776	6,302
Fox Corp	278	11,151
Gogo Inc (2)	650	11,245
Gray Television Inc	5,271	120,284
IDT Corp (2)	926	38,846
IMAX Corp (2)	296	5,618
Interpublic Group of Cos Inc/The	21,607	792,329
John Wiley & Sons Inc	1,286	67,142
Liberty TripAdvisor Holdings Inc (2)	8,555	26,435
Lions Gate Entertainment Corp (2)	6,400	90,816
Lumen Technologies Inc	15	186
Meredith Corp (2)	608	33,866
Netflix Inc (2)	4,742	2,894,232
News Corp	8,728	205,370
Pinterest Inc (2)	4,730	240,994
Roku Inc (2)	2,294	718,825
Sinclair Broadcast Group Inc	1,767	55,979
TEGNA Inc	4,436	87,478
Telephone and Data Systems Inc	4,927	96,077
Twitter Inc (2)	8,151	492,239
Verizon Communications Inc	87,131	4,705,945
Walt Disney Co/The	19,255	3,257,368
WideOpenWest Inc (2)	1	20
World Wrestling Entertainment Inc	1,800	101,268
Yelp Inc (2)	1,512	56,307
Ziff Davis Inc (2)	17,104	2,336,748

		60,034,523

Consumer Discretionary - 7.8%
Abercrombie & Fitch Co (2)	1,922	72,325
Adient PLC (2)	1,289	53,429
Amazon.com Inc (2)	3,889	12,775,521

American Axle & Manufacturing Holdings Inc (2)	2,754	24,263
American Eagle Outfitters Inc	2,427	62,617
Aptiv PLC (2)	497	74,038
Aramark	3,258	107,058
Bath & Body Works Inc	2,067	130,283
Bed Bath & Beyond Inc (2)	692	11,954
Best Buy Co Inc	26,101	2,759,137
Big Lots Inc	3,134	135,890
Biglari Holdings Inc (2)	103	17,696
Boyd Gaming Corp (2)	3,118	197,245
Brinker International Inc (2)	1,888	92,606
Buckle Inc/The	412	16,311
Caleres Inc	1,513	33,619
Capri Holdings Ltd (2)	4,136	200,224
Chico's FAS Inc (2)	238	1,069
Conn's Inc (2)	370	8,447
Container Store Group Inc/The (2)	84	800
Crocs Inc (2)	6,793	974,660
Dana Inc	6,588	146,517
Darden Restaurants Inc	5,723	866,863
Dave & Buster's Entertainment Inc (2)	1,948	74,667
Del Taco Restaurants Inc	4,505	39,329
Designer Brands Inc (2)	849	11,827
Dick's Sporting Goods Inc	3,556	425,902
Dillard's Inc	100	17,252
Domino's Pizza Inc	843	402,077
DR Horton Inc	2,477	207,994
eBay Inc	4,312	300,417
Ethan Allen Interiors Inc	569	13,485
Everi Holdings Inc (2)	2,370	57,307
Fiesta Restaurant Group Inc (2)	302	3,310
Foot Locker Inc	6,501	296,836
Ford Motor Co (2)	43,771	619,797
Fossil Group Inc (2)	474	5,617
Frank's International NV (2)	4,457	13,104
GameStop Corp (2)	732	128,444
Gap Inc/The	3,825	86,828
General Motors Co (2)	28,432	1,498,651
Genesco Inc (2)	37	2,136
Genius Brands International Inc (2)	1,095	1,489
G-III Apparel Group Ltd (2)	359	10,160
Goodyear Tire & Rubber Co/The (2)	6,347	112,342
Greenlane Holdings Inc (2)	2,988	7,082
Group 1 Automotive Inc	288	54,109
H&R Block Inc	8,192	204,800
Hibbett Inc	1,288	91,113
Home Depot Inc/The	17,004	5,581,733
Houghton Mifflin Harcourt Co (2)	1,622	21,783
International Game Technology PLC (2)	6,538	172,080
JOANN Inc	607	6,762
Kohl's Corp	3,661	172,396
Kontoor Brands Inc	460	22,977
Lands' End Inc (2)	1,431	33,686
Lear Corp	1,636	256,001
Lennar Corp	5,497	514,959
Liquidity Services Inc (2)	351	7,585

Lovesac Co/The (2)	193	12,755
Lululemon Athletica Inc (2)	28	11,332
Macy's Inc	4,491	101,497
MGM Resorts International	2,872	123,927
Modine Manufacturing Co (2)	3,207	36,335
Mohawk Industries Inc (2)	2,859	507,187
ODP Corp/The (2)	418	16,787
OneWater Marine Inc	2,440	98,112
Papa John's International Inc	1,133	143,880
Penske Automotive Group Inc	3,330	334,998
Qurate Retail Inc	8,845	90,131
RCI Hospitality Holdings Inc	564	38,640
Red Robin Gourmet Burgers Inc (2)	2,146	49,487
Red Rock Resorts Inc (2)	3,744	191,768
Rent-A-Center Inc/TX	13,010	731,292
Revolve Group Inc (2)	2,711	167,458
Scientific Games Corp (2)	2,440	202,691
Shoe Carnival Inc	812	26,325
Shutterstock Inc	516	58,473
Signet Jewelers Ltd	822	64,905
Smith & Wesson Brands Inc	3,253	67,532
Sonos Inc (2)	4,397	142,287
Starbucks Corp	30,347	3,347,578
Tapestry Inc	8,919	330,181
Target Corp	7,013	1,604,364
Tempur Sealy International Inc	720	33,415
Tenneco Inc (2)	5,596	79,855
Tesla Inc (2)	8,527	6,612,518
Texas Roadhouse Inc	2,868	261,934
Thor Industries Inc	2,774	340,536
Town Sports International Holdings Inc (2)	4,613	51
Travel + Leisure Co	1,957	106,715
Tupperware Brands Corp (2)	492	10,391
Urban Outfitters Inc (2)	391	11,609
Vera Bradley Inc (2)	3,655	34,394
Vista Outdoor Inc (2)	310	12,496
Waitr Holdings Inc (2)	7,673	6,794
Winnebago Industries Inc	7,738	560,618
Yum! Brands Inc	8,319	1,017,497

		47,827,354

Consumer Staples - 1.7%
Albertsons Cos Inc	10,763	335,052
Bunge Ltd	38,946	3,167,089
Darling Ingredients Inc (2)	4,444	319,524
Hershey Co/The	22,436	3,797,293
Ingles Markets Inc	242	15,979
Kraft Heinz Co/The	1	37
Kroger Co/The	2,603	105,239
Nature's Sunshine Products Inc	213	3,120
Nu Skin Enterprises Inc	149	6,030
PepsiCo Inc	2,025	304,580
Spectrum Brands Holdings Inc	564	53,958
Tyson Foods Inc	2,018	159,301
United Natural Foods Inc (2)	930	45,031
Walgreens Boots Alliance Inc	4,094	192,623

Walmart Inc	11,495	1,602,173

		10,107,029

Energy - 2.0%
Alto Ingredients Inc (2)	672	3,320
Amplify Energy Corp (2)	3,743	19,913
Antero Resources Corp (2)	4,873	91,661
APA Corp	7,395	158,475
Ardmore Shipping Corp	2,122	8,806
Baker Hughes Co	1	25
Berry Corp	2,346	16,915
Bristow Group Inc (2)	485	15,438
Cactus Inc	451	17,012
Centennial Resource Development Inc/DE (2)	2,590	17,353
ChampionX Corp (2)	2,864	64,039
Chevron Corp	4,716	478,438
Cimarex Energy Co	2,164	188,701
ConocoPhillips	16,973	1,150,260
CONSOL Energy Inc (2)	1,621	42,178
Continental Resources Inc/OK	73	3,369
Delek US Holdings Inc	1,849	33,227
Devon Energy Corp	14,173	503,283
DHT Holdings Inc	2,433	15,887
Diamondback Energy Inc	2,715	257,029
Dorian LPG Ltd	1,336	16,580
Earthstone Energy Inc (2)	866	7,967
EOG Resources Inc	8,156	654,682
Exxon Mobil Corp	93,539	5,501,964
Goodrich Petroleum Corp (2)	213	5,040
Hallador Energy Co (2)	6,195	18,337
Hess Corp	2,109	164,734
Hovnanian Enterprises Inc (2)	10	964
Laredo Petroleum Inc (2)	470	38,103
Magnolia Oil & Gas Corp	2,000	35,580
Marathon Oil Corp	5	68
NextDecade Corp (2)	2,075	5,769
Nine Energy Service Inc (2)	7,051	12,903
Northern Oil and Gas Inc (2)	1,052	22,513
Occidental Petroleum Corp	19,868	587,695
Oceaneering International Inc (2)	825	10,989
Ovintiv Inc	4,845	159,304
PDC Energy Inc	928	43,978
Peabody Energy Corp (2)	2,638	39,016
Pioneer Natural Resources Co	2,355	392,131
Profire Energy Inc (2)	101	116
Range Resources Corp (2)	1,776	40,191
Schlumberger NV	23,543	697,815
Scorpio Tankers Inc	1,424	26,401
SM Energy Co	2,474	65,264
Southwestern Energy Co (2)	16,395	90,828
Talos Energy Inc (2)	2,761	38,019
Targa Resources Corp	2,196	108,065
Teekay Corp (2)	3,538	12,949
Transocean Ltd (2)	3,468	13,144
Uranium Energy Corp (2)	4,769	14,545
W&T Offshore Inc (2)	115	428

Whiting Petroleum Corp (2)	643	37,558

		11,948,969

Financials - 9.2%
Affiliated Managers Group Inc	2,858	431,815
Allstate Corp/The	5,558	707,589
Ally Financial Inc	18,249	931,611
American Financial Group Inc/OH	2,395	301,363
American International Group Inc	73,966	4,059,994
Ameris Bancorp	4,935	256,028
Arbor Realty Trust Inc	2,945	54,571
Athene Holding Ltd (2)	17,498	1,205,087
B Riley Financial Inc	4,559	269,163
Bank of America Corp	51,733	2,196,066
Bank of New York Mellon Corp/The	17,616	913,213
Bank OZK	1,870	80,373
Berkshire Hathaway Inc (2)	33,230	9,069,796
BGC Partners Inc	1,336	6,961
Blackstone Inc	38,022	4,423,479
Brighthouse Financial Inc (2)	5,808	262,696
Cadence BanCorp	3,464	76,069
Capital Bancorp Inc	237	5,702
Capital One Financial Corp	7,853	1,271,950
Cathay General Bancorp	820	33,940
Charles Schwab Corp/The	11,381	828,992
Chimera Investment Corp	30,208	448,589
CIT Group Inc	1,994	103,588
Citigroup Inc	22,533	1,581,366
Citizens Financial Group Inc	10,341	485,820
Civista Bancshares Inc	1,292	30,013
Curo Group Holdings Corp	6,959	120,599
Customers Bancorp Inc (2)	1,347	57,948
Dynex Capital Inc	1	17
East West Bancorp Inc	1,722	133,524
Ellington Financial Inc	13,330	243,806
Evercore Inc	4,917	657,255
Fidelity National Financial Inc	5,499	249,325
Fifth Third Bancorp	23,804	1,010,242
First American Financial Corp	16,326	1,094,658
First Financial Bankshares Inc	5,293	243,213
First Horizon Corp	34,629	564,106
FNB Corp/PA	3,822	44,412
Goldman Sachs Group Inc/The	207	78,252
Granite Point Mortgage Trust Inc	1,878	24,733
Hartford Financial Services Group Inc/The	5,361	376,610
Hilltop Holdings Inc	6,484	211,832
Independent Bank Corp/MI	2	43
Invesco Ltd	10,187	245,609
Janus Henderson Group PLC	2,861	118,245
JPMorgan Chase & Co	11,862	1,941,691
LendingClub Corp (2)	1,541	43,518
Medley Management Inc (2)(6)	235	0
Meta Financial Group Inc	1,952	102,441
MetLife Inc	16,901	1,043,299
Moelis & Co	4,988	308,608
Morgan Stanley	20,151	1,960,894

Mr Cooper Group Inc (2)	1,652	68,013
MSCI Inc	921	560,281
Northrim BanCorp Inc	3,133	133,184
Old Republic International Corp	61	1,411
OneMain Holdings Inc	1,667	92,235
Oppenheimer Holdings Inc	3,062	138,678
PacWest Bancorp	2,302	104,327
Piper Sandler Cos	949	131,399
PNC Financial Services Group Inc/The	4,562	892,510
Popular Inc	3,060	237,670
Prudential Financial Inc	463	48,708
Pzena Investment Management Inc	8,003	78,750
RBB Bancorp	6,312	159,126
Redwood Trust Inc	4,713	60,751
Regions Financial Corp	32,879	700,651
Sandy Spring Bancorp Inc	1,282	58,741
Siebert Financial Corp (2)	944	3,162
Signature Bank/New York NY	184	50,100
Silvercrest Asset Management Group Inc	155	2,415
SLM Corp	9,972	175,507
StepStone Group Inc	766	32,662
Stewart Information Services Corp	13,933	881,402
StoneX Group Inc (2)	210	13,839
SVB Financial Group (2)	662	428,235
Synchrony Financial	77,561	3,791,182
Synovus Financial Corp	6,285	275,849
T Rowe Price Group Inc	1,323	260,234
Tiptree Inc	228	2,285
Truist Financial Corp	17,000	997,050
Umpqua Holdings Corp	18,497	374,564
US Bancorp	32,113	1,908,797
Valley National Bancorp	5,128	68,254
Virtus Investment Partners Inc	348	107,991
Walker & Dunlop Inc	2,572	291,922
Wells Fargo & Co	40,386	1,874,314
Western Alliance Bancorp	2,225	242,125
Zions Bancorp NA	1,583	97,972

		56,257,010

Healthcare - 14.6%
Abbott Laboratories	17,536	2,071,528
AbbVie Inc	45,998	4,961,804
Abeona Therapeutics Inc (2)	1,597	1,789
Aclaris Therapeutics Inc (2)	1,109	19,962
ADMA Biologics Inc (2)	571	645
Affimed NV (2)	3,448	21,309
Agilent Technologies Inc	15,306	2,411,154
Agios Pharmaceuticals Inc (2)	709	32,720
Alector Inc (2)	961	21,930
Align Technology Inc (2)	540	359,332
Alkermes PLC (2)	4,223	130,237
Allakos Inc (2)	325	34,408
Alnylam Pharmaceuticals Inc (2)	2,000	377,620
Amgen Inc	14,081	2,994,325
Amicus Therapeutics Inc (2)	534	5,100
Amneal Pharmaceuticals Inc (2)	7,510	40,103

Anavex Life Sciences Corp (2)	136	2,441
ANI Pharmaceuticals Inc (2)	773	25,370
Apellis Pharmaceuticals Inc (2)	1,158	38,168
Apollo Medical Holdings Inc (2)	397	36,147
Arbutus Biopharma Corp (2)	6,831	29,305
Arcutis Biotherapeutics Inc (2)	1,198	28,620
Arrowhead Pharmaceuticals Inc (2)	1,601	99,950
Assertio Holdings Inc (2)	3,622	3,282
Avalo Therapeutics Inc (2)	9,099	19,836
Avid Bioservices Inc (2)	1,701	36,691
Baxter International Inc	1,066	85,738
Beam Therapeutics Inc (2)	1,033	89,881
Becton Dickinson and Co	2,626	645,523
Beyondspring Inc (2)	1,389	21,891
BioDelivery Sciences International Inc (2)	8,213	29,649
Biogen Inc (2)	9,259	2,620,204
Bio-Rad Laboratories Inc (2)	595	443,840
Blueprint Medicines Corp (2)	1,007	103,530
Bridgebio Pharma Inc (2)	897	42,042
Bristol-Myers Squibb Co	73,093	4,324,913
Bruker Corp	1,035	80,834
Cardinal Health Inc	3,444	170,340
CareDx Inc (2)	2,450	155,257
CASI Pharmaceuticals Inc (2)	1,515	1,803
Cassava Sciences Inc (2)	516	32,033
Catalent Inc (2)	2,422	322,296
Catalyst Pharmaceuticals Inc (2)	8,335	44,176
Celcuity Inc (2)	57	1,026
Centene Corp (2)	1,119	69,725
Centogene NV (2)	2,388	26,292
Cerner Corp	31,628	2,230,407
Charles River Laboratories International Inc (2)	1,151	474,983
Chimerix Inc (2)	2,374	14,695
Community Health Systems Inc (2)	2,158	25,249
Computer Programs and Systems Inc (2)	1	35
Cortexyme Inc (2)	386	35,381
Crinetics Pharmaceuticals Inc (2)	946	19,913
Cross Country Healthcare Inc (2)	124	2,634
CureVac NV (2)	238	13,000
CVS Health Corp	27,856	2,363,860
Danaher Corp	11,626	3,539,419
Denali Therapeutics Inc (2)	1,598	80,619
DENTSPLY SIRONA Inc	1,896	110,063
Dicerna Pharmaceuticals Inc (2)	1,900	38,304
Dynavax Technologies Corp (2)	2,280	43,799
Editas Medicine Inc (2)	1,366	56,115
Elanco Animal Health Inc Contingent Value Rights (2)(6)(8)	3,328	0
Eli Lilly & Co	12,555	2,900,833
Eloxx Pharmaceuticals Inc (2)	11,729	19,118
Endo International PLC (2)	4,613	14,946
Enochian Biosciences Inc (2)	365	2,456
Evelo Biosciences Inc (2)	3,764	26,499
Exact Sciences Corp (2)	2,541	242,538
Exelixis Inc (2)	6,048	127,855
Fate Therapeutics Inc (2)	1,309	77,584

Galectin Therapeutics Inc (2)	3,754	14,566
Genprex Inc (2)	4,419	11,843
Gilead Sciences Inc	32,568	2,274,875
Halozyme Therapeutics Inc (2)	1	41
HCA Healthcare Inc	3,957	960,443
Horizon Therapeutics Plc (2)	6,528	715,077
ICU Medical Inc (2)	160	37,341
IDEXX Laboratories Inc (2)	374	232,591
IGM Biosciences Inc (2)	109	7,168
Illumina Inc (2)	1,401	568,260
Incyte Corp (2)	6,762	465,090
Inogen Inc (2)	792	34,127
Inotiv Inc (2)	992	29,006
Intellia Therapeutics Inc (2)	845	113,357
Johnson & Johnson	50,516	8,158,334
Jounce Therapeutics Inc (2)	1,471	10,930
Kezar Life Sciences Inc (2)	2,508	21,669
La Jolla Pharmaceutical Co (2)	1,637	6,532
Lexicon Pharmaceuticals Inc (2)	1,056	5,079
Ligand Pharmaceuticals Inc (2)	108	15,047
MacroGenics Inc (2)	1	21
MannKind Corp (2)	8,017	34,874
Marinus Pharmaceuticals Inc (2)	964	10,970
McKesson Corp	4,049	807,290
MEDNAX Inc (2)	894	25,416
Medtronic PLC	42,645	5,345,551
Merck & Co Inc	66,125	4,966,649
Mind Medicine MindMed Inc (2)	947	2,207
Mirati Therapeutics Inc (2)	1,027	181,687
Moderna Inc (2)	4,231	1,628,343
Morphic Holding Inc (2)	7	396
Myriad Genetics Inc (2)	1,588	51,277
Natera Inc (2)	1,403	156,350
Neurocrine Biosciences Inc (2)	25	2,398
Novavax Inc (2)	937	194,249
Ocugen Inc (2)	2,173	15,602
Oncocyte Corp (2)	1,736	6,180
Oramed Pharmaceuticals Inc (2)	1	22
Organon & Co	7,989	261,959
Palatin Technologies Inc (2)	15,629	6,922
PerkinElmer Inc	3,364	582,948
Perrigo Co PLC	12,651	598,772
Pfizer Inc	99,537	4,281,086
Portage Biotech Inc (2)	489	9,936
Precigen Inc (2)	2,693	13,438
Prothena Corp PLC (2)	805	57,340
PTC Therapeutics Inc (2)	732	27,238
Puma Biotechnology Inc (2)	4,895	34,314
Quest Diagnostics Inc	1,487	216,076
Radius Health Inc (2)	1,126	13,974
Regeneron Pharmaceuticals Inc (2)	6,714	4,063,179
REGENXBIO Inc (2)	592	24,817
Rigel Pharmaceuticals Inc (2)	1,162	4,218
Rocket Pharmaceuticals Inc (2)	1,857	55,506
Royalty Pharma PLC	7,703	278,386
Sage Therapeutics Inc (2)	4,813	213,264

Seagen Inc (2)	2,323	394,445
Seres Therapeutics Inc (2)	593	4,127
Sesen Bio Inc (2)	5,866	4,653
Sorrento Therapeutics Inc (2)	5,415	41,316
SpringWorks Therapeutics Inc (2)	555	35,209
STAAR Surgical Co (2)	1,094	140,612
Stoke Therapeutics Inc (2)	547	13,916
Stryker Corp	9,422	2,484,770
Sutro Biopharma Inc (2)	1,500	28,335
Syneos Health Inc (2)	2,448	214,151
Thermo Fisher Scientific Inc	6,373	3,641,086
Turning Point Therapeutics Inc (2)	190	12,622
Twist Bioscience Corp (2)	1,481	158,423
Tyme Technologies Inc (2)	1,855	1,911
Ultragenyx Pharmaceutical Inc (2)	1,080	97,405
United Therapeutics Corp (2)	2,890	533,436
UnitedHealth Group Inc	5,693	2,224,483
Vanda Pharmaceuticals Inc (2)	1,872	32,086
Veeva Systems Inc (2)	2,555	736,274
Vertex Pharmaceuticals Inc (2)	4,531	821,878
Viatris Inc	29,603	401,121
Voyager Therapeutics Inc (2)	8	21
WaVe Life Sciences Ltd (2)	23	113
West Pharmaceutical Services Inc	1,570	666,528
Zentalis Pharmaceuticals Inc (2)	861	57,377
ZIOPHARM Oncology Inc (2)	1,838	3,345
Zoetis Inc	14,565	2,827,649

		89,006,597

Industrials - 5.6%
3M Co	12,324	2,161,876
ABM Industries Inc	5,710	257,007
Acuity Brands Inc	1,798	311,719
AGCO Corp	4,693	575,033
Altra Industrial Motion Corp	568	31,439
ArcBest Corp	1,211	99,023
Atkore Inc (2)	1,197	104,043
Atlas Air Worldwide Holdings Inc (2)	1,637	133,710
Avis Budget Group Inc (2)	904	105,325
Axon Enterprise Inc (2)	958	167,669
AZZ Inc	3,406	181,199
BlueLinx Holdings Inc (2)	313	15,299
Boise Cascade Co	12,823	692,186
Builders FirstSource Inc (2)	3,289	170,173
ChargePoint Holdings Inc (2)	457	9,135
Comfort Systems USA Inc	1,369	97,637
Costamare Inc	397	6,150
Covenant Logistics Group Inc (2)	1,275	35,254
CSX Corp	6,389	190,009
Cummins Inc	4,437	996,373
Donaldson Co Inc	6,063	348,077
Dover Corp	20,403	3,172,667
Eaton Corp PLC	1,764	263,383
EMCOR Group Inc	1,185	136,725
Emerson Electric Co	10,473	986,557
Encore Wire Corp	1,598	151,538

EnerSys	1,963	146,126
Expeditors International of Washington Inc	31,372	3,737,346
FedEx Corp	1,872	410,511
Genco Shipping & Trading Ltd	4,319	86,941
Generac Holdings Inc (2)	2,173	888,040
General Dynamics Corp	3,506	687,281
GMS Inc (2)	276	12,089
Graco Inc	5,718	400,088
GrafTech International Ltd	7,707	79,536
Herc Holdings Inc	1,891	309,103
Herman Miller Inc	2,318	87,296
Hertz Global Holdings Inc (2)	48	938
Hillenbrand Inc	4,156	177,253
Hubbell Inc	5,253	949,060
Huntington Ingalls Industries Inc	6,336	1,223,228
JB Hunt Transport Services Inc	1,613	269,726
Johnson Controls International plc	3,366	229,157
Karat Packaging Inc (2)	300	6,309
Manitowoc Co Inc/The (2)	4,001	85,701
ManpowerGroup Inc	12,477	1,351,010
Matson Inc	1,638	132,203
Mesa Air Group Inc (2)	2,980	22,827
Miller Industries Inc/TN	4,590	156,244
Mueller Industries Inc	12,621	518,723
MYR Group Inc (2)	759	75,521
National Presto Industries Inc	444	36,444
nVent Electric PLC	3,633	117,455
Old Dominion Freight Line Inc	1,515	433,260
Oshkosh Corp	2,382	243,845
Owens Corning	5,179	442,805
Plug Power Inc (2)	2,154	55,013
Primoris Services Corp	8,022	196,459
Quad/Graphics Inc (2)	7,568	32,164
Quanta Services Inc	28,711	3,267,886
Regal Rexnord Corp	3,567	536,263
Resideo Technologies Inc (2)	2,226	55,183
REV Group Inc	2,254	38,679
Rush Enterprises Inc	7,174	323,978
Ryder System Inc	7,656	633,228
Saia Inc (2)	317	75,456
Shyft Group Inc/The	2,019	76,742
SkyWest Inc (2)	4,490	221,537
Steelcase Inc	1	13
Terex Corp	5,293	222,835
Textainer Group Holdings Ltd (2)	2,545	88,846
Textron Inc	5,750	401,408
Titan International Inc (2)	1,959	14,026
Titan Machinery Inc (2)	682	17,671
Toro Co/The	1,519	147,966
Triton International Ltd	3,333	173,449
TrueBlue Inc (2)	758	20,527
Union Pacific Corp	2,322	455,135
United Parcel Service Inc	6,601	1,202,042
Valmont Industries Inc	2,580	606,610
Vectrus Inc (2)	1,259	63,303
Veritiv Corp (2)	131	11,732

WESCO International Inc (2)	2,000	230,640
Yellow Corp (2)	3,297	18,628

		33,902,691

Information Technology - 22.0%
3D Systems Corp (2)	1,076	29,665
Accenture PLC	2,982	954,001
ACI Worldwide Inc (2)	8,510	261,512
Adobe Inc (2)	10,769	6,199,929
ADTRAN Inc	3,582	67,198
Alliance Data Systems Corp	1,552	156,581
Alpha & Omega Semiconductor Ltd (2)	1	31
American Software Inc/GA	1,635	38,831
Amkor Technology Inc	3,974	99,151
Apple Inc	133,094	18,832,801
Applied Materials Inc	35,797	4,608,148
Arrow Electronics Inc (2)	9,081	1,019,705
Autodesk Inc (2)	4,700	1,340,299
Aviat Networks Inc (2)	2,597	85,337
Avid Technology Inc (2)	307	8,878
Avnet Inc	15,671	579,357
Bill.com Holdings Inc (2)	827	220,768
Box Inc (2)	8,066	190,922
Broadcom Inc	5,110	2,477,992
Cadence Design Systems Inc (2)	25,442	3,852,936
Calix Inc (2)	2,816	139,195
Cambium Networks Corp (2)	22	796
CDK Global Inc	17,399	740,327
CDW Corp/DE	3,864	703,325
ChannelAdvisor Corp (2)	4,979	125,620
Cisco Systems Inc/Delaware	68,004	3,701,458
Cloudflare Inc (2)	2,508	282,526
Cognizant Technology Solutions Corp	14,581	1,082,056
CommScope Holding Co Inc (2)	7,847	106,641
CommVault Systems Inc (2)	16,865	1,270,103
Concentrix Corp	1,323	234,171
Conduent Inc (2)	10,762	70,922
Corning Inc	22,409	817,704
Crowdstrike Holdings Inc (2)	1,953	480,008
Diebold Nixdorf Inc (2)	1,856	18,764
Dolby Laboratories Inc	20,037	1,763,256
DXC Technology Co (2)	6,236	209,592
Dynatrace Inc (2)	1,615	114,617
Ebix Inc	286	7,702
EPAM Systems Inc (2)	3,447	1,966,445
Extreme Networks Inc (2)	2,410	23,739
Fortinet Inc (2)	4,591	1,340,756
Hewlett Packard Enterprise Co	26,537	378,152
HP Inc	64,850	1,774,296
HubSpot Inc (2)	340	229,871
Intel Corp	68,853	3,668,488
International Business Machines Corp	31,406	4,363,236
Intuit Inc	9,280	5,006,653
Jabil Inc	20,402	1,190,865
Kimball Electronics Inc (2)	2,219	57,184

Kulicke & Soffa Industries Inc	3,537	206,136
Lam Research Corp	1,471	837,220
Littelfuse Inc	111	30,333
Manhattan Associates Inc (2)	5,159	789,482
Marathon Digital Holdings Inc (2)	1,501	47,402
McAfee Corp	19,637	434,174
Micron Technology Inc	12,663	898,820
Microsoft Corp	94,598	26,669,068
MicroVision Inc (2)	5,050	55,803
MKS Instruments Inc	177	26,711
MongoDB Inc (2)	325	153,241
Monolithic Power Systems Inc	406	196,780
NCR Corp (2)	5,829	225,932
NortonLifeLock Inc	18,739	474,097
NVIDIA Corp	29,482	6,107,474
Okta Inc (2)	945	224,286
ON Semiconductor Corp (2)	1,737	79,502
Oracle Corp	38,317	3,338,560
Perficient Inc (2)	1,260	145,782
Plantronics Inc (2)	489	12,572
Priority Technology Holdings Inc (2)	1,599	10,681
Progress Software Corp	8,061	396,521
Qorvo Inc (2)	3,624	605,897
QUALCOMM Inc	37,292	4,809,922
Rimini Street Inc (2)	2,411	23,266
Riot Blockchain Inc (2)	2,299	59,084
salesforce.com Inc (2)	9,237	2,505,259
Sanmina Corp (2)	1	39
Sapiens International Corp NV	650	18,707
SecureWorks Corp (2)	1,819	36,162
SiTime Corp (2)	136	27,767
Smartsheet Inc (2)	492	33,859
Sprout Social Inc (2)	626	76,341
SPS Commerce Inc (2)	2,405	387,951
SS&C Technologies Holdings Inc	45,749	3,174,981
StarTek Inc (2)	2,955	16,282
Stratasys Ltd (2)	2,623	56,447
Synopsys Inc (2)	5,597	1,675,798
Teradata Corp (2)	3,043	174,516
Texas Instruments Inc	17,010	3,269,492
Trade Desk Inc/The (2)	3,987	280,286
Trimble Inc (2)	408	33,558
TTEC Holdings Inc	801	74,918
Twilio Inc (2)	2	638
Ultra Clean Holdings Inc (2)	1,001	42,643
Viant Technology Inc (2)	6,196	75,715
Visa Inc	10,501	2,339,098
Workiva Inc (2)	441	62,163
Xerox Holdings Corp	7,566	152,606
Xperi Holding Corp	7,679	144,672
Zebra Technologies Corp (2)	1,586	817,456
Zscaler Inc (2)	111	29,106

		135,257,716

Materials - 1.4%
AdvanSix Inc	2,820	112,095
Alcoa Corp	1,733	84,813
Amyris Inc (2)	1,043	14,320
Avery Dennison Corp	7,423	1,538,120
Avient Corp	1,655	76,709
Celanese Corp	1,175	177,002
Chemours Co/The	5,446	158,261
Cleveland-Cliffs Inc (2)	3,922	77,695
Dow Inc	9,658	555,914
Element Solutions Inc	1,489	32,282
Freeport-McMoRan Inc	9,835	319,933
Hawkins Inc	1,336	46,600
Intrepid Potash Inc (2)	230	7,107
Koppers Holdings Inc (2)	3,059	95,624
Louisiana-Pacific Corp	5,679	348,520
LyondellBasell Industries NV	5,227	490,554
Mosaic Co/The	6,100	217,892
Newmont Corp	34,523	1,874,599
Nucor Corp	4,376	430,992
O-I Glass Inc (2)	1,475	21,048
Olin Corp	3,407	164,388
Rayonier Advanced Materials Inc (2)	2,172	16,290
Reliance Steel & Aluminum Co	7,397	1,053,481
Ryerson Holding Corp	752	16,747
Steel Dynamics Inc	3,678	215,089
SunCoke Energy Inc	3,443	21,622
Trinseo SA	1,590	85,828
Tronox Holdings PLC	3,193	78,707
United States Steel Corp	1,692	37,173

		8,369,405

Real Estate Investment Trust - 2.6%
Altisource Portfolio Solutions SA (2)	4,043	39,945
American Homes 4 Rent	14,412	549,385
American Tower Corp	6,935	1,840,618
Ashford Hospitality Trust Inc (2)	1,339	19,710
Camden Property Trust	1,350	199,085
CareTrust REIT Inc	8,058	163,739
CatchMark Timber Trust Inc	6,032	71,600
CBL & Associates Properties Inc (2)	19,530	3,594
CorEnergy Infrastructure Trust Inc	11,038	48,898
Corporate Office Properties Trust	13,469	363,394
CubeSmart	18,769	909,358
Cushman & Wakefield PLC (2)	1	19
DiamondRock Hospitality Co (2)	1,436	13,570
EastGroup Properties Inc	1,932	321,929
Essential Properties Realty Trust Inc	20	558
Extra Space Storage Inc	12,049	2,024,112
GEO Group Inc/The	2	15
Getty Realty Corp	2,530	74,154
Gladstone Commercial Corp	4,952	104,141
Healthcare Realty Trust Inc	30,281	901,768
Healthcare Trust of America Inc	21,723	644,304
Host Hotels & Resorts Inc (2)	1,681	27,451
Invitation Homes Inc	2,439	93,487
Lamar Advertising Co	19,777	2,243,701
Life Storage Inc	2,672	306,585

Mid-America Apartment Communities Inc	901	168,262
National Health Investors Inc	5,324	284,834
National Storage Affiliates Trust	15,184	801,563
Omega Healthcare Investors Inc	8,544	255,978
PotlatchDeltic Corp	2,691	138,802
Prologis Inc	127	15,930
PS Business Parks Inc	2,043	320,220
Public Storage	5,861	1,741,303
SBA Communications Corp	727	240,324
SL Green Realty Corp	289	20,473
Spirit MTA REIT Liquidating Trust (2)(6)(8)	9,151	0
Stratus Properties Inc (2)	728	23,551
Universal Health Realty Income Trust	2,194	121,262
Urstadt Biddle Properties Inc	809	15,314
Ventas Inc	4,655	257,003
Weyerhaeuser Co	13,239	470,911

		15,840,850

Utilities - 1.5%
AES Corp/The	15,806	360,851
Duke Energy Corp	15,300	1,493,127
Evergy Inc	59,860	3,723,291
FirstEnergy Corp	37,128	1,322,499
MDU Resources Group Inc	46,005	1,364,969
Portland General Electric Co	5,699	267,796
UGI Corp	16,656	709,879

		9,242,412

Total Common Stocks (United States)	(Cost	$342,138,418)	477,794,556

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		2,612	81,965

Total Preferred Stock (United States)	(Cost	$65,288)	81,965

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		7	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		49	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		24	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		349	3,075
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		122	712
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		128	915
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		63	455

Total Warrants (United States)	(Cost	$8,512)	5,157

Money Market Registered Investment Companies - 19.9%

Meeder Institutional Prime Money Market Fund, 0.05% (3)		121,333,314	121,357,581

Total Money Market Registered Investment Companies	(Cost	$121,335,882)	121,357,581

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.30%, 10/1/2021 (4)		248,907	248,907
Metro City Bank Deposit Account, 0.10%, 10/1/2021 (4)		248,408	248,408
Pacific Mercantile Bank Deposit Account, 0.10%, 10/1/2021 (4)		247,010	247,010

Total Bank Obligations	(Cost	$744,325)	744,325

Total Investments - 98.2%	(Cost	$464,292,425)	599,983,584

Other Assets less Liabilities - 1.8%			10,785,738

Total Net Assets - 100.0%			610,769,322

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		4,399	60,926
Meeder Dynamic Allocation Fund - Retail Class		11,052	164,343
Meeder Muirfield Fund - Retail Class		8,000	74,000
Meeder Conservative Allocation Fund - Retail Class		1,329	32,494

Total Trustee Deferred Compensation	(Cost	$253,381)	331,763

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(99)	12/17/2021	(26,068,680)	491,478
Mini MSCI EAFE Index Futures	494	12/17/2021	55,994,900	(2,437,618)
Mini MSCI Emerging Markets Index Futures	158	12/17/2021	9,840,240	(351,704)
Russell 2000 Mini Index Futures	(91)	12/17/2021	(10,013,640)	139,129
Standard & Poors 500 Mini Futures	(290)	12/17/2021	(62,317,375)	1,849,120

Total Futures Contracts	172		(32,564,555)	(309,595)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$599,239,259	$(309,595)
Level 2 - Other Significant Observable Inputs	744,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$599,983,584	$(309,595)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock. Dividend rate unknown.

(8)	Expiration date unknown.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.